LIQUIDITY AND CAPITAL RESOURCES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DETAILED INFORMATION ABOUT LIQUIDITY

The following table presents the Company’s liquidity (in thousands):

	For the Year Ended
	December 31, 2023	December 31, 2022
Cash	14,707	10,846
Other Receivables	63	74
Investments in Financial Assets	14,222	7,892
Total	28,992	18,812